Investment Objectives and Goals	Feb. 23, 2026
Schwab Target 2070 Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2070 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.
Schwab Target 2070 Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Target 2070 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide capital appreciation and income consistent with its current asset allocation.